DEBT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Repayment of notes payable	$ 2,700,000
Line of credit, amount outstanding	482,000
Line of credit, maximum borrowing capacity	1,500,000
Secured notes issued	1,103,817	$ 4,263,002
Secured Note 1 [Member]
Secured notes issued	$ 855,000
Secured note interest rate	12.00%